ACQUISITIONS AND DISPOSALS - Additional Information (Details) ¥ in Thousands, $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 05, 2020 USD ($)	May 11, 2020 CNY (¥)	Jan. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥) shares	Jan. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Apr. 30, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Apr. 30, 2021	Jan. 31, 2021 USD ($)	Dec. 01, 2020	May 11, 2020 USD ($)	Mar. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥)
ACQUISITIONS AND DISPOSALS
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]							Gain (Loss) on Disposition of Stock in Subsidiary
Goodwill			¥ 368,221		¥ 368,221	¥ 575,427	¥ 213,656	$ 83,429		¥ 581,877	$ 84,364		$ 57,782				¥ 210,443
CHS
ACQUISITIONS AND DISPOSALS
Recognized a gain on the disposal							¥ 14,894
Disposal group, cash consideration	$ 602	¥ 247,803
Cash consideration		¥ 44,039
Percentage of equity interest withdrawn	90.00%
Percentage of interest held after disposal		10.00%
Discontinued Operation Equity Method Investment Retained After Disposal		¥ 22,925													$ 5,267
Equity interest remained after disposal of transaction (as a percentage)		0.00%
Fair value of the retained noncontrolling equity interest		¥ 235,714
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM")
ACQUISITIONS AND DISPOSALS
Noncontrolling Interest, Ownership Percentage by Parent						43.90%		43.90%		46.56%	46.56%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners									2.05%			2.06%		2.36%
Percentage of interest held after disposal						49.44%
CHS
ACQUISITIONS AND DISPOSALS
Percentage of interest held after disposal		10.00%				8.73%
CHS
ACQUISITIONS AND DISPOSALS
Cash consideration		¥ 22,925
Dispose of equity method investment (as a percentage)		17.00%
CHS | CHS | CHS
ACQUISITIONS AND DISPOSALS
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners							10.00%
Guangzhou New Spring Hospital Management Co., Ltd. | New Spring Group | Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM")
ACQUISITIONS AND DISPOSALS
Other payments				¥ 7,560
Voting interest acquired				70.00%												70.00%
Business combination, consideration transferred				¥ 11,478
Cash consideration				¥ 8,400
Contingent consideration liability | $																$ 840
Period for contingent consideration payable				6 months
Capital amount (in shares) | shares				14,000,000												14,000,000
Goodwill				¥ 3,213
HealthingKon
ACQUISITIONS AND DISPOSALS
Voting interest acquired			26.34%		26.34%								26.34%
Business combination, consideration transferred			¥ 119,838
Cash consideration			¥ 21,500		¥ 21,500
Estimated amortization periods			10 years
Goodwill			¥ 368,221		¥ 368,221
HealthingKon | Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. ("SH MZJH")
ACQUISITIONS AND DISPOSALS
Percentage of share consideration			89.00%		89.00%								89.00%